Employee benefits (Details 9) ₨ in Thousands	Mar. 31, 2020 INR (₨)
Discount rate [member]
Disclosure Of Employee Benefits [Line Items]
Present Value of Defined Benefit Obligation, Increase by 100 bps	₨ 149,488
Present Value of Defined Benefit Obligation, Decrease by 100 bps	163,941
Salary escalation rate [member]
Disclosure Of Employee Benefits [Line Items]
Present Value of Defined Benefit Obligation, Increase by 100 bps	163,720
Present Value of Defined Benefit Obligation, Decrease by 100 bps	₨ 149,523